Leases - Schedule of Operating Lease Cost (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Operating Lease Cost [Abstract]
Right of use assets	$ 573,698		$ 700,108
Operating lease liabilities, current	213,216		124,512
Operating lease liabilities, noncurrent	393,972		503,847
Total operating lease liabilities	607,188		$ 628,359
Operating cash flows used in operating leases	209,771	$ 242,102
Operating cash flows used in short-term leases	32,795	77,529
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 653,675
Weighted average remaining lease term (years)	2 years 3 months 3 days	11 months 19 days
Weighted average discount rate	4.75%	4.75%